Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Table of Cash and Cash Equivalents

	December 31, 2021	December 31, 2020
BCRA - Unrestricted current account	141,983,557	130,088,223
Cash	74,253,796	93,935,347
Balances with other local and foreign institutions	2,107,567	5,571,608
Allowances for loan losses	(67,634)	(103,462)

TOTAL	218,277,286	229,491,716